Disclosures About Fair Value of Financial Instruments - Quantitative Unobservable Inputs (Details) - Fair Value, Measurements, Nonrecurring - Models with Significant Unobservable Market Parameters (Level 3) - Range (Weighted Average)
Dec. 31, 2018
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Impaired loans	0.10
Estimated costs to sell	0.10